Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Cultivar ETF
Shareholder Report [Line Items]
Fund Name	Cultivar ETF
Class Name	Cultivar ETF
Trading Symbol	CVAR
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cultivar ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at cultivarfunds.com/funds. You can also request this information by contacting us at (833) 930-2229.
Additional Information Phone Number	(833) 930-2229
Additional Information Website	cultivarfunds.com/funds
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cultivar ETF	$44	0.87%¹

¹	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform for the period?

For the period of August 1, 2024 to January 31, 2025 the Cultivar ETF (the “Fund”) underperformed its benchmark, the Russell 3000® Index. The Fund does not follow a capitalization-weighted indexed approach, as it focuses on active stock selection based on the portfolio managers’ assessment of individual stock valuations, as well as broad macro risks.

What key factors affected the Fund’s performance for the period?

The Fund’s active assessment of individual security valuations and concerns about macro risks, caused underweights to the technology sector, which was a significant driver of the benchmark index performance. This assessment also led to an overweight in traditionally less volatile areas, such as cash and U.S. Treasuries, materials, consumer staples and health care.

Positioning

The Fund held an overweight in the materials sector with a focus on gold and silver miners, with opportunistic entry points and trimming upon recovery. The Fund has also built additional weight in the healthcare sector, as softness in this sector brought several companies into the desired valuation range. With mega-cap technology stocks appearing overvalued and with the index being driven higher by such valuations the Fund exercised a measure of risk control by continuing to maintain its underweight in the technology sector relative to the benchmark.

Performance

The Fund was generally flat with little change in its value for the period. In comparison, the benchmark posted a positive return, due in part to a post-election rally in risk-taking. Industrials helped performance with positive results from some of our largest weights in this sector. Also, positive impacts came from holdings in the healthcare sector, with eclectic contributions from various positions.

Top Contributors – Industrials, Healthcare

Top Detractors – Underweight Technology, Energy

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Total Return Since Inception
Cultivar ETF	9.79%	4.25%
Russell 3000® Index	26.32%	10.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 30,940,346
Holdings Count | Holdings	81
Advisory Fees Paid, Amount	$ 140,115
Investment Company, Portfolio Turnover	31.35%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Fund Net Assets	$30,940,346
Number of Holdings	81
Total Advisory Fee Paid	$140,115
Portfolio Turnover Rate	31.35%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
US Treasury 05/15/2052	5.09%
Newmont Goldcorp Corp.	4.33%
US Treasury 02/27/2025	4.03%
MarketAxess Holdings, Inc.	3.51%
Proto Labs, Inc.	3.46%
Healthcare Services Group, Inc.	2.80%
Core Laboratories, Inc.	2.72%
Southwest Airlines Co.	2.51%
Northwest Natural Holding Co.	2.03%
Qorvo, Inc.	1.96%